Interest expense (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expense.
Interest, financial institutions and similar liabilities	kr (275)	kr (272)	kr (295)
Interest, other interest-bearing liabilities	(39)	(31)	(33)
Interest, penalty interest	(13)	(11)	(5)
Total interest costs	(327)	(314)	(333)
Interest expense on derivatives valued at fair value through income statement	kr (68)	kr (104)	kr (99)